Annual Fund Operating Expenses - LVIP SSGA Emerging Markets Equity Index	May 01, 2021
Standard Class
Operating Expenses:
Management Fee	0.34%
Distribution and/or Service (12b-1) fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.57%
Less Expense Reimbursement	0.07%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.50%
Service Class
Operating Expenses:
Management Fee	0.34%
Distribution and/or Service (12b-1) fees	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.82%
Less Expense Reimbursement	0.07%	[1]
Total Annual Fund Operating Expenses (After Fee Waiver)	0.75%

[1]	Lincoln Investment Advisors Corporation (the “Adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.50% of the Fund’s average daily net assets for the Standard Class (and 0.75% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue through at least April 30, 2022 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.